OUTSTANDING WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 21, 2014	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding			447,436	220,997	206,840
Weighted Average Exercise Price, Warrants Outstanding			$ 8.00	$ 8.00	$ 8.50
Exercisable September 30, 2015			575,264	312,336	220,997
Exercisable September 30, 2015			$ 8.00	$ 9.00	$ 8.00
Granted	6,000	800	285,388	245,139	14,157
Granted			$ 7.50	$ 7.50	$ 5.00
Expired/Cancelled			(4,800)	(9,500)	0
Expired/Cancelled			$ (10.00)	$ (7.50)	$ 0
Exercised			(12,760)
Exercised			$ (10.00)
Warrants Outstanding			715,264	447,436	220,997
Weighted Average Exercise Price, Warrants Outstanding			$ 7.50	$ 8.00	$ 8.00